UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—September 30, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Wellesley® Income Fund Admiral™ Shares - VWIAX

Wellesley® Income Fund Investor Shares - VWINX

Vanguard Wellesley® Income Fund

Admiral™ Shares (VWIAX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$17	0.16%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  In the fixed income portion of the Fund, an underweight allocation to credit risk was the largest detractor from performance. Security selection among corporate issuers helped relative performance, particularly in insurance and electric utilities.

  In the equity portion of the Fund, the value that security selection added in a handful of sectors was more than offset by subpar selection in consumer staples and financials, as well as an underweight allocation to financials and an overweight allocation to health care.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $50,000

	Admiral Shares	Wellesley Income Composite Index	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$50,000	$50,000	$50,000	$50,000
2014	$51,170	$51,453	$50,897	$52,614
2015	$51,816	$52,137	$51,715	$53,561
2015	$50,967	$51,196	$50,845	$53,625
2015	$50,556	$50,568	$51,470	$49,727
2015	$51,860	$51,862	$51,177	$52,846
2016	$53,829	$53,859	$52,729	$53,329
2016	$55,825	$55,687	$53,896	$54,723
2016	$56,439	$56,258	$54,143	$57,150
2016	$56,089	$56,240	$52,532	$59,514
2017	$57,329	$57,258	$52,961	$62,962
2017	$58,638	$58,324	$53,726	$64,856
2017	$59,975	$59,677	$54,182	$67,818
2017	$61,842	$61,335	$54,393	$72,109
2018	$60,335	$59,921	$53,598	$71,673
2018	$60,536	$59,972	$53,513	$74,449
2018	$62,002	$61,372	$53,523	$79,740
2018	$60,304	$59,624	$54,399	$68,290
2019	$64,382	$63,430	$56,000	$77,878
2019	$66,729	$65,689	$57,724	$81,062
2019	$68,585	$67,461	$59,034	$81,983
2019	$70,236	$69,210	$59,140	$89,391
2020	$65,033	$63,304	$61,002	$70,654
2020	$70,541	$68,526	$62,769	$86,261
2020	$72,179	$69,852	$63,158	$94,089
2020	$76,235	$74,068	$63,580	$107,976
2021	$77,028	$74,623	$61,436	$114,939
2021	$80,112	$77,259	$62,560	$124,465
2021	$80,327	$77,058	$62,592	$124,318
2021	$82,771	$79,657	$62,600	$135,680
2022	$79,804	$76,200	$58,885	$128,354
2022	$74,491	$70,958	$56,121	$106,744
2022	$70,597	$67,167	$53,454	$101,873
2022	$75,317	$72,011	$54,455	$109,183
2023	$76,331	$73,111	$56,068	$117,093
2023	$76,927	$73,255	$55,595	$126,920
2023	$74,737	$71,302	$53,798	$122,744
2023	$80,663	$77,127	$57,466	$137,635
2024	$82,210	$79,252	$57,020	$151,462
2024	$82,261	$78,869	$57,057	$156,368
2024	$87,722	$84,189	$60,022	$166,000

Average Annual Total Returns

	1 Year	5 Years	10 Years
Admiral Shares	17.37%	5.05%	5.78%
Wellesley Income Composite Index	18.07%	4.53%	5.35%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Common Stocks	37.4%
Corporate Bonds	42.4%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	12.6%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$51,927
Number of Portfolio Holdings	1,475
Portfolio Turnover Rate	59%
Total Investment Advisory Fees (in thousands)	$28,925

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR527

Vanguard Wellesley® Income Fund

Investor Shares (VWINX)

Annual Shareholder Report | September 30, 2024

This annual shareholder report contains important information about Vanguard Wellesley Income Fund (the "Fund") for the period of October 1, 2023, to September 30, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$25	0.23%

How did the Fund perform during the reporting period?

  For the 12 months ended September 30, 2024, the Fund underperformed its benchmark index.

  U.S. economic growth hovered around 3% on a year-over-year basis during the period, quelling recession fears. The Federal Reserve began cutting interest rates for the first time since early 2020, and the year-over-year rate of consumer price inflation eased to around 2.5%. The Bloomberg U.S. Aggregate Bond Index of investment-grade bonds returned about 11.6%. Even with some negative monthly returns, U.S. stocks finished the period up sharply.

  In the fixed income portion of the Fund, an underweight allocation to credit risk was the largest detractor from performance. Security selection among corporate issuers helped relative performance, particularly in insurance and electric utilities.

  In the equity portion of the Fund, the value that security selection added in a handful of sectors was more than offset by subpar selection in consumer staples and financials, as well as an underweight allocation to financials and an overweight allocation to health care.

How did the Fund perform over the past 10 years?

Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: September 30, 2014, Through September 30, 2024

Initial investment of $10,000

	Investor Shares	Wellesley Income Composite Index	Bloomberg U.S. Aggregate Bond Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2014	$10,000	$10,000	$10,000	$10,000
2014	$10,233	$10,291	$10,179	$10,523
2015	$10,363	$10,427	$10,343	$10,712
2015	$10,189	$10,239	$10,169	$10,725
2015	$10,103	$10,114	$10,294	$9,945
2015	$10,364	$10,372	$10,235	$10,569
2016	$10,754	$10,772	$10,546	$10,666
2016	$11,154	$11,137	$10,779	$10,945
2016	$11,272	$11,252	$10,829	$11,430
2016	$11,201	$11,248	$10,506	$11,903
2017	$11,447	$11,452	$10,592	$12,592
2017	$11,708	$11,665	$10,745	$12,971
2017	$11,973	$11,935	$10,836	$13,564
2017	$12,343	$12,267	$10,879	$14,422
2018	$12,040	$11,984	$10,720	$14,335
2018	$12,078	$11,994	$10,703	$14,890
2018	$12,366	$12,274	$10,705	$15,948
2018	$12,026	$11,925	$10,880	$13,658
2019	$12,838	$12,686	$11,200	$15,576
2019	$13,303	$13,138	$11,545	$16,212
2019	$13,669	$13,492	$11,807	$16,397
2019	$13,997	$13,842	$11,828	$17,878
2020	$12,959	$12,661	$12,200	$14,131
2020	$14,053	$13,705	$12,554	$17,252
2020	$14,378	$13,970	$12,632	$18,818
2020	$15,181	$14,814	$12,716	$21,595
2021	$15,339	$14,925	$12,287	$22,988
2021	$15,949	$15,452	$12,512	$24,893
2021	$15,990	$15,412	$12,518	$24,864
2021	$16,471	$15,931	$12,520	$27,136
2022	$15,879	$15,240	$11,777	$25,671
2022	$14,818	$14,192	$11,224	$21,349
2022	$14,042	$13,433	$10,691	$20,375
2022	$14,980	$14,402	$10,891	$21,837
2023	$15,177	$14,622	$11,214	$23,419
2023	$15,290	$14,651	$11,119	$25,384
2023	$14,855	$14,260	$10,760	$24,549
2023	$16,028	$15,425	$11,493	$27,527
2024	$16,333	$15,850	$11,404	$30,292
2024	$16,343	$15,774	$11,411	$31,274
2024	$17,422	$16,838	$12,004	$33,200

Average Annual Total Returns

	1 Year	5 Years	10 Years
Investor Shares	17.29%	4.97%	5.71%
Wellesley Income Composite Index	18.07%	4.53%	5.35%
Bloomberg U.S. Aggregate Bond Index	11.57%	0.33%	1.84%
Dow Jones U.S. Total Stock Market Float Adjusted Index	35.24%	15.15%	12.75%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Portfolio Composition % of Net Assets

(as of September 30, 2024)

Asset-Backed/Commercial Mortgage-Backed Securities	2.4%
Common Stocks	37.4%
Corporate Bonds	42.4%
Sovereign Bonds	0.7%
Taxable Municipal Bonds	3.1%
U.S. Government and Agency Obligations	12.6%
Other Assets and Liabilities—NetFootnote Reference	1.4%

Fund Statistics

(as of September 30, 2024)

Fund Net Assets (in millions)	$51,927
Number of Portfolio Holdings	1,475
Portfolio Turnover Rate	59%
Total Investment Advisory Fees (in thousands)	$28,925

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard® • vanguard.com

Fund Information • 800-662-7447

Direct Investor Account Services • 800-662-2739

Text Telephone for People Who Are Deaf or Hard of Hearing •

800-749-7273

© 2024 The Vanguard Group, Inc.

All rights reserved.

Vanguard Marketing Corporation, Distributor.

AR27

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
(a) Audit Fees.	$30,000	$28,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$30,000	$28,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended September 30, 2024	Fiscal Year Ended September 30, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$2,017,364	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,793,869	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended September 30, 2024
Vanguard Wellesley® Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	33
Tax information	34

Wellesley Income Fund
Financial Statements
Schedule of Investments
As of September 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (12.6%)
U.S. Government Securities (10.7%)
	United States Treasury Note/Bond	4.250%	12/31/25	110,000	110,498
	United States Treasury Note/Bond	4.500%	7/15/26	2,860	2,900
	United States Treasury Note/Bond	4.375%	7/31/26	334,010	338,029
	United States Treasury Note/Bond	3.750%	8/31/26	334,070	334,539
	United States Treasury Note/Bond	1.250%	12/31/26	823	781
	United States Treasury Note/Bond	4.125%	2/15/27	248,540	251,414
	United States Treasury Note/Bond	4.250%	3/15/27	145,449	147,699
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,696
	United States Treasury Note/Bond	2.750%	4/30/27	42,750	41,868
	United States Treasury Note/Bond	4.500%	5/15/27	171,890	175,758
	United States Treasury Note/Bond	4.375%	7/15/27	181,281	185,076
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	13,131
	United States Treasury Note/Bond	3.750%	8/15/27	155,010	155,737
	United States Treasury Note/Bond	3.125%	8/31/27	29,986	29,616
	United States Treasury Note/Bond	4.125%	9/30/27	11,500	11,683
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	20,319
	United States Treasury Note/Bond	3.875%	11/30/27	15,520	15,656
	United States Treasury Note/Bond	3.875%	12/31/27	27,964	28,226
	United States Treasury Note/Bond	4.000%	2/29/28	28,601	28,994
	United States Treasury Note/Bond	3.625%	3/31/28	26,615	26,669
	United States Treasury Note/Bond	3.625%	5/31/28	12,580	12,600
	United States Treasury Note/Bond	4.000%	6/30/28	6,686	6,786
	United States Treasury Note/Bond	4.125%	7/31/28	107,567	109,668
	United States Treasury Note/Bond	4.375%	8/31/28	90,667	93,288
	United States Treasury Note/Bond	4.625%	9/30/28	130,336	135,386
	United States Treasury Note/Bond	4.375%	11/30/28	52,289	53,890
	United States Treasury Note/Bond	3.750%	12/31/28	150,790	151,827
	United States Treasury Note/Bond	4.000%	1/31/29	245,134	249,309
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,658
	United States Treasury Note/Bond	4.250%	2/28/29	240,925	247,626
	United States Treasury Note/Bond	4.125%	3/31/29	206,218	210,923
	United States Treasury Note/Bond	4.625%	4/30/29	219,099	228,787
	United States Treasury Note/Bond	4.500%	5/31/29	71,014	73,854
	United States Treasury Note/Bond	4.250%	6/30/29	159,390	164,072
	United States Treasury Note/Bond	4.000%	7/31/29	228,594	232,952
	United States Treasury Note/Bond	3.625%	8/31/29	49,598	49,753
	United States Treasury Note/Bond	3.500%	4/30/30	10,160	10,104
	United States Treasury Note/Bond	3.750%	5/31/30	13,152	13,240
	United States Treasury Note/Bond	4.000%	7/31/30	20,991	21,401
	United States Treasury Note/Bond	4.875%	10/31/30	4,037	4,308
	United States Treasury Note/Bond	3.750%	12/31/30	58,924	59,274
	United States Treasury Note/Bond	4.250%	2/28/31	7,180	7,425
	United States Treasury Note/Bond	4.125%	7/31/31	25,849	26,572
	United States Treasury Note/Bond	4.500%	11/15/33	94,328	99,619
[1]	United States Treasury Note/Bond	4.000%	2/15/34	203,679	207,211
	United States Treasury Note/Bond	4.375%	5/15/34	335,799	351,697
	United States Treasury Note/Bond	3.875%	8/15/34	61,072	61,492
	United States Treasury Note/Bond	2.000%	11/15/41	152,871	112,384
	United States Treasury Note/Bond	3.375%	8/15/42	51,456	46,431
	United States Treasury Note/Bond	4.000%	11/15/42	117,907	116,028
	United States Treasury Note/Bond	3.875%	2/15/43	45,866	44,261
	United States Treasury Note/Bond	4.750%	11/15/43	47,755	51,523
	United States Treasury Note/Bond	4.500%	2/15/44	26,384	27,530
	United States Treasury Note/Bond	4.625%	5/15/44	83,077	88,062
	United States Treasury Note/Bond	4.125%	8/15/44	12,373	12,276
	United States Treasury Note/Bond	3.625%	5/15/53	706	642
	United States Treasury Note/Bond	4.750%	11/15/53	4,770	5,269
	United States Treasury Note/Bond	4.250%	2/15/54	45,033	45,899
	United States Treasury Note/Bond	4.625%	5/15/54	55,479	60,178

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	4.250%	8/15/54	113,697	116,096
					5,551,590
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	19,476
Conventional Mortgage-Backed Securities (1.6%)
[2,3]	Fannie Mae Pool	1.770%	1/1/36	20,188	16,252
[2,4]	Ginnie Mae	5.000%	10/15/54	74,017	74,153
[2]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	12
[2]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,022	1,073
[2,3]	UMBS Pool	2.500%	8/1/27–4/1/38	20,107	18,871
[2,3]	UMBS Pool	3.000%	6/1/43	5,421	4,999
[2,3]	UMBS Pool	5.000%	8/1/52–7/1/53	46,023	46,145
[2,3]	UMBS Pool	5.500%	3/1/53–2/1/54	357,430	362,167
[2,3,4]	UMBS Pool	6.000%	10/1/53–10/15/54	278,225	284,402
					808,074
Nonconventional Mortgage-Backed Securities (0.3%)
[2,3]	Fannie Mae REMICS	1.250%	2/25/28	3,601	3,466
[2,3]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	47,227	45,846
[2,3]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	28,763	26,531
[2,3]	Fannie Mae REMICS	1.500%	8/25/41	1,668	1,593
[2,3]	Fannie Mae REMICS	1.700%	6/25/43	443	436
[2,3]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	3,322	3,169
[2,3]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	32,009	27,295
[2,3]	Fannie Mae REMICS	4.000%	7/25/53	1,539	1,529
[2,3]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	2,218	2,222
[2,3]	Freddie Mac REMICS	3.500%	3/15/31–12/15/46	14,766	13,874
[2,3]	Freddie Mac REMICS	2.000%	9/15/31	3,265	3,198
[2,3]	Freddie Mac REMICS	2.500%	9/15/32	35	35
[2,3]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	29,295	27,131
					156,325
Total U.S. Government and Agency Obligations (Cost $6,456,671)					6,535,465
Asset-Backed/Commercial Mortgage-Backed Securities (2.4%)
[2,5]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	865	835
[2,5]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	475	469
[2,5]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	41,447
[2]	American Express Credit Account Master Trust Class A Series 2023-4	5.150%	9/15/30	42,305	44,040
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	888	867
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	2,259	2,211
[2,5,6]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	20,132	16,845
[2,5,6]	BX Trust Class A Series 2021-ARIA, TSFR1M + 1.014%	6.111%	10/15/36	14,465	14,384
[2,5]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	15,444	14,133
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1	1.690%	7/15/60	4,983	4,821
[2,5]	CF Hippolyta Issuer LLC Class A1 Series 2020-1A	5.970%	8/15/62	3,520	3,538
[2,5]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	38,386	36,062
[2,5]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	12,854	12,693
[2,5]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,542	15,240
[2,5]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	25,903	23,324
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2023-3	6.400%	3/20/30	40,938	41,845
[2,5]	Enterprise Fleet Financing LLC Class A2 Series 2024-1	5.230%	3/20/30	19,245	19,429
[2,3,6]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, SOFR30A + 6.014%	11.295%	10/25/28	1,462	1,532
[2,5]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	63,988	60,801
[2,5]	Ford Credit Floorplan Master Owner Trust Class A1 Series 2024-1	5.290%	4/15/29	40,670	41,665
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K-1521	2.184%	8/25/36	17,210	13,716
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K516	5.477%	1/25/29	41,561	43,759
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,021	9,951
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,523
[2,3]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K-1513	2.797%	8/25/34	7,552	6,665
[2,3]	Freddie Mac Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	18,783	18,233
[2]	Ginnie Mae REMICS Class KA Series 2021-215	2.500%	10/20/49	62,935	56,500
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.390%	7/20/27	22,150	22,555
[2]	GM Financial Automobile Leasing Trust Class A3 Series 2024-2	5.100%	3/16/29	23,030	23,468
[2]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-2	4.470%	2/16/28	18,225	18,250
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2023-2	5.770%	8/11/36	31,269	32,997
[2,5]	GM Financial Revolving Receivables Trust Class A Series 2024-1	4.980%	12/11/36	50,295	51,634
[2,5]	GMF Floorplan Owner Revolving Trust Class A Series 2024-2A	5.060%	3/15/31	22,795	23,485
[2,5]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	31,920	30,168

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Honda Auto Receivables Owner Trust Class A3 Series 2024-2	5.270%	11/20/28	29,595	30,243
[2,5]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	6,478	6,091
[2,5]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	7,798	7,096
[2,5]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	6,095	5,669
[2,5]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	1,683	1,544
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	122,825	113,209
[2,5]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	9,115
[2,5]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	12,189	11,952
[2,5]	Retained Vantage Data Centers Issuer LLC Class A2A Series 2023-1A	5.000%	9/15/48	44,028	43,897
[2,5,6]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	19,364
[2,5]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	11,647	10,246
[2,5]	Start II Ltd. Class A Series 2019-1	4.089%	3/15/44	7,835	7,561
[2,5]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,210	18,940
[2,5]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,077	32,407
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2020-1A	1.645%	9/15/45	28,188	27,263
[2,5]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	38,425	36,457
[2]	Volkswagen Auto Lease Trust Class A3 Series 2024-A	5.210%	6/21/27	16,695	16,980
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-1A	5.800%	4/18/38	42,940	43,260
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A Series 2023-2A	6.460%	8/18/38	22,705	22,978
[2,5]	Wheels Fleet Lease Funding 1 LLC Class A1 Series 2024-2A	4.870%	6/21/39	19,405	19,579
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $1,265,896)					1,237,936
Corporate Bonds (42.4%)
Communications (2.9%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	24,786
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,878
	AT&T Inc.	2.750%	6/1/31	71,900	64,993
	AT&T Inc.	5.400%	2/15/34	84,400	88,548
	AT&T Inc.	3.500%	6/1/41	3,825	3,134
	AT&T Inc.	4.300%	12/15/42	10,645	9,490
	AT&T Inc.	3.650%	6/1/51	1,686	1,293
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,689
	Comcast Corp.	4.250%	1/15/33	7,560	7,426
	Comcast Corp.	4.200%	8/15/34	30,155	29,161
	Comcast Corp.	4.400%	8/15/35	32,657	31,847
	Comcast Corp.	3.750%	4/1/40	2,300	1,990
	Comcast Corp.	3.969%	11/1/47	40,576	33,894
	Comcast Corp.	4.000%	3/1/48	17,415	14,596
	Comcast Corp.	3.999%	11/1/49	26,848	22,407
	Comcast Corp.	2.887%	11/1/51	37,513	25,182
	Comcast Corp.	2.450%	8/15/52	35,080	21,340
	Comcast Corp.	4.049%	11/1/52	19,891	16,535
	Comcast Corp.	5.350%	5/15/53	54,022	55,250
	Comcast Corp.	2.937%	11/1/56	156,916	102,510
	Comcast Corp.	2.987%	11/1/63	92,954	58,906
[5]	Cox Communications Inc.	4.800%	2/1/35	58,525	55,819
	Meta Platforms Inc.	4.950%	5/15/33	49,016	51,359
	Meta Platforms Inc.	5.600%	5/15/53	29,815	32,326
	Meta Platforms Inc.	5.400%	8/15/54	19,205	20,111
	Meta Platforms Inc.	5.750%	5/15/63	15,300	16,736
	NBCUniversal Media LLC	4.450%	1/15/43	10,245	9,412
[5]	NBN Co. Ltd.	1.625%	1/8/27	25,935	24,468
[5]	NBN Co. Ltd.	2.625%	5/5/31	38,645	34,426
[5]	NBN Co. Ltd.	2.500%	1/8/32	68,983	60,025
[5]	NTT Finance Corp.	1.162%	4/3/26	76,700	73,268
[5]	NTT Finance Corp.	2.065%	4/3/31	9,240	7,971
	Omnicom Group Inc.	5.300%	11/1/34	13,535	14,064
[5]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	41,029
	Orange SA	9.000%	3/1/31	47,066	58,219
[2,5]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	5,492	5,481
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	39,553
	T-Mobile USA Inc.	4.200%	10/1/29	42,788	42,591
	T-Mobile USA Inc.	3.875%	4/15/30	73,575	71,550
	T-Mobile USA Inc.	2.550%	2/15/31	15,310	13,641
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,404
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	15,704
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,811
	T-Mobile USA Inc.	4.500%	4/15/50	1,418	1,260
	T-Mobile USA Inc.	5.250%	6/15/55	37,810	37,606
	T-Mobile USA Inc.	3.600%	11/15/60	3,825	2,775

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Uber Technologies Inc.	4.800%	9/15/34	8,340	8,331
	Uber Technologies Inc.	5.350%	9/15/54	9,575	9,497
	Verizon Communications Inc.	2.355%	3/15/32	23,109	19,905
	Verizon Communications Inc.	4.812%	3/15/39	46,984	46,216
	Verizon Communications Inc.	3.400%	3/22/41	2,500	2,043
	Verizon Communications Inc.	3.850%	11/1/42	2,400	2,051
	Verizon Communications Inc.	2.875%	11/20/50	4,045	2,739
	Verizon Communications Inc.	3.000%	11/20/60	4,193	2,699
	Walt Disney Co.	3.500%	5/13/40	48,198	41,035
					1,510,980
Consumer Discretionary (1.5%)
	Amazon.com Inc.	3.600%	4/13/32	75,375	72,831
	Amazon.com Inc.	2.875%	5/12/41	2,100	1,671
	Amazon.com Inc.	4.950%	12/5/44	15,220	15,804
	Amazon.com Inc.	4.050%	8/22/47	1,700	1,528
	Amazon.com Inc.	3.950%	4/13/52	16,465	14,336
	Amazon.com Inc.	4.250%	8/22/57	32,895	29,733
	American Honda Finance Corp.	2.300%	9/9/26	17,135	16,591
	American Honda Finance Corp.	2.000%	3/24/28	34,925	32,505
[5]	BMW US Capital LLC	1.250%	8/12/26	28,890	27,407
	Brown University	2.924%	9/1/50	4,745	3,491
[5]	ERAC USA Finance LLC	5.000%	2/15/29	8,020	8,260
[5]	ERAC USA Finance LLC	4.900%	5/1/33	45,457	46,276
[5]	ERAC USA Finance LLC	5.200%	10/30/34	7,610	7,927
[5]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,497
[5]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	32,903
[5]	ERAC USA Finance LLC	5.400%	5/1/53	26,850	28,111
	Georgetown University	4.315%	4/1/49	5,155	4,712
	Georgetown University	2.943%	4/1/50	7,785	5,562
	Georgetown University	5.115%	4/1/53	8,906	9,258
	Home Depot Inc.	4.850%	6/25/31	18,010	18,665
	Home Depot Inc.	1.875%	9/15/31	8,465	7,289
	Home Depot Inc.	3.250%	4/15/32	30,653	28,678
	Home Depot Inc.	3.300%	4/15/40	32,073	26,799
	Home Depot Inc.	4.875%	2/15/44	5,600	5,566
	Home Depot Inc.	4.400%	3/15/45	22,390	20,856
	Home Depot Inc.	4.250%	4/1/46	18,668	16,980
	Home Depot Inc.	4.500%	12/6/48	12,020	11,237
	Home Depot Inc.	3.125%	12/15/49	2,435	1,797
	Home Depot Inc.	2.375%	3/15/51	2,435	1,528
	Home Depot Inc.	2.750%	9/15/51	11,970	8,097
	Home Depot Inc.	3.625%	4/15/52	30,835	24,759
	Home Depot Inc.	4.950%	9/15/52	935	933
	Home Depot Inc.	5.300%	6/25/54	21,861	22,978
	Home Depot Inc.	5.400%	6/25/64	3,070	3,250
[5]	Hyundai Capital America	1.650%	9/17/26	36,110	34,242
[2]	Johns Hopkins University	4.083%	7/1/53	7,145	6,444
[2]	Johns Hopkins University	2.813%	1/1/60	2,920	1,960
	Leland Stanford Junior University	2.413%	6/1/50	2,223	1,474
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	97,512
	Lowe's Cos. Inc.	3.750%	4/1/32	6,324	6,034
	Lowe's Cos. Inc.	2.800%	9/15/41	3,825	2,808
	Massachusetts Institute of Technology	2.989%	7/1/50	775	582
	Massachusetts Institute of Technology	2.294%	7/1/51	1,918	1,227
[2]	Northeastern University	2.894%	10/1/50	8,570	6,287
[2]	Northwestern University	2.640%	12/1/50	735	507
	President and Fellows of Harvard College	3.745%	11/15/52	410	351
	Thomas Jefferson University	3.847%	11/1/57	5,590	4,328
	Trustees of Princeton University	2.516%	7/1/50	1,824	1,279
	Trustees of Princeton University	4.201%	3/1/52	1,968	1,831
	Trustees of the University of Pennsylvania	2.396%	10/1/50	5,868	3,779
[2]	University of Chicago	2.761%	4/1/45	9,540	7,691
	University of Southern California	2.945%	10/1/51	1,570	1,140
	University of Southern California	4.976%	10/1/53	20,625	21,297
	Yale University	2.402%	4/15/50	1,245	828
					764,416
Consumer Staples (1.9%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	19,960	20,032
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	72,126	71,010

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	17,440
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	825	882
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	41,888	41,870
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	44,482	47,955
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	2,451	2,762
	Anheuser-Busch InBev Worldwide Inc.	4.600%	6/1/60	9,109	8,634
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	31,504
	BAT Capital Corp.	4.390%	8/15/37	4,500	4,093
	BAT Capital Corp.	7.079%	8/2/43	11,080	12,694
[5]	Cargill Inc.	4.760%	11/23/45	57,879	55,430
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	25,303	26,331
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	13,000	13,700
	Conagra Brands Inc.	1.375%	11/1/27	4,905	4,488
[5]	Danone SA	2.947%	11/2/26	68,785	67,041
	Diageo Capital plc	2.375%	10/24/29	14,420	13,267
	Diageo Capital plc	2.000%	4/29/30	11,315	10,086
	Diageo Finance plc	5.625%	10/5/33	14,623	15,757
	Kenvue Inc.	5.000%	3/22/30	33,735	35,220
	Kenvue Inc.	5.100%	3/22/43	15,210	15,722
	Kenvue Inc.	5.050%	3/22/53	16,540	16,966
	Keurig Dr Pepper Inc.	5.050%	3/15/29	28,690	29,596
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	49,098
	Philip Morris International Inc.	5.125%	11/17/27	34,170	35,181
	Philip Morris International Inc.	5.625%	11/17/29	21,285	22,589
	Philip Morris International Inc.	5.125%	2/15/30	107,883	111,883
	Philip Morris International Inc.	5.125%	2/13/31	11,665	12,113
	Philip Morris International Inc.	5.375%	2/15/33	83,514	87,317
	Philip Morris International Inc.	5.250%	2/13/34	16,435	17,068
	Philip Morris International Inc.	4.375%	11/15/41	6,383	5,813
	Philip Morris International Inc.	4.500%	3/20/42	17,272	15,932
	Philip Morris International Inc.	4.125%	3/4/43	13,565	11,861
	Philip Morris International Inc.	4.875%	11/15/43	15,078	14,646
	Philip Morris International Inc.	4.250%	11/10/44	19,410	17,149
					963,130
Energy (2.6%)
[5]	Aker BP ASA	6.000%	6/13/33	17,345	18,177
[4,5]	Aker BP ASA	5.125%	10/1/34	4,945	4,883
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	20,681
	BP Capital Markets America Inc.	2.721%	1/12/32	58,224	51,880
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	39,247
	BP Capital Markets America Inc.	4.893%	9/11/33	39,620	40,308
	BP Capital Markets America Inc.	5.227%	11/17/34	41,585	43,296
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	11,677
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	22,104
	BP Capital Markets America Inc.	3.001%	3/17/52	46,980	32,220
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	13,936
	Cheniere Energy Partners LP	5.950%	6/30/33	19,460	20,594
[5]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/31	7,195	7,258
[5]	Columbia Pipelines Holding Co. LLC	5.681%	1/15/34	4,070	4,198
[5]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/30	11,685	12,377
[5]	Columbia Pipelines Operating Co. LLC	6.036%	11/15/33	3,825	4,089
[5]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/43	39,029	43,430
[5]	Columbia Pipelines Operating Co. LLC	6.544%	11/15/53	825	928
	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,522
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	18,353
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	13,182
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	6,312
[5]	EIG Pearl Holdings Sarl	3.545%	8/31/36	20,033	17,773
[5]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	20,492
	Enbridge Inc.	6.700%	11/15/53	10,606	12,303
	Energy Transfer LP	6.550%	12/1/33	16,575	18,305
	Energy Transfer LP	5.550%	5/15/34	1,100	1,139
	Energy Transfer LP	5.350%	5/15/45	4,335	4,128
	Energy Transfer LP	6.125%	12/15/45	4,200	4,377
	Energy Transfer LP	5.300%	4/15/47	5,600	5,273
	Energy Transfer LP	5.400%	10/1/47	16,385	15,602
	Energy Transfer LP	5.950%	5/15/54	14,405	14,744
[5]	Eni SpA	5.950%	5/15/54	19,305	19,897
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,778

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Equinor ASA	2.875%	4/6/25	4,965	4,920
	Equinor ASA	3.125%	4/6/30	59,622	56,641
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	34,015
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,666
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	40,627	36,056
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	35,042	29,542
[5]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/36	14,255	14,757
[2,5]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	6,563	6,952
[2,5]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	29,177
[2,5]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/42	23,730	24,597
	MPLX LP	2.650%	8/15/30	5,855	5,269
	MPLX LP	5.500%	6/1/34	17,645	18,142
	ONEOK Inc.	5.650%	11/1/28	10,600	11,082
	ONEOK Inc.	4.750%	10/15/31	19,180	19,183
	ONEOK Inc.	6.050%	9/1/33	4,500	4,810
	ONEOK Inc.	5.700%	11/1/54	37,380	37,185
[5]	QatarEnergy	3.125%	7/12/41	23,670	18,793
[5]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	26,824
[5]	Saudi Arabian Oil Co.	5.250%	7/17/34	21,695	22,300
[5]	Schlumberger Holdings Corp.	3.900%	5/17/28	20,724	20,495
[5]	Schlumberger Holdings Corp.	5.000%	11/15/29	12,140	12,532
	Shell International Finance BV	4.125%	5/11/35	40,575	39,360
	Shell International Finance BV	5.500%	3/25/40	10,795	11,493
	Shell International Finance BV	4.550%	8/12/43	2,400	2,265
	Shell International Finance BV	4.375%	5/11/45	96,925	88,031
	Shell International Finance BV	3.000%	11/26/51	47,570	33,241
	Suncor Energy Inc.	5.950%	12/1/34	13,000	14,006
	Targa Resources Corp.	6.150%	3/1/29	9,835	10,480
	TotalEnergies Capital SA	5.150%	4/5/34	16,960	17,647
	TotalEnergies Capital SA	5.488%	4/5/54	12,510	12,934
	TotalEnergies Capital SA	5.275%	9/10/54	12,425	12,453
	TotalEnergies Capital SA	5.638%	4/5/64	18,665	19,488
	TotalEnergies Capital SA	5.425%	9/10/64	16,450	16,546
	TransCanada PipeLines Ltd.	4.875%	1/15/26	44,505	44,696
	TransCanada PipeLines Ltd.	4.100%	4/15/30	11,955	11,757
[5]	Whistler Pipeline LLC	5.400%	9/30/29	6,430	6,566
[5]	Whistler Pipeline LLC	5.700%	9/30/31	4,820	4,989
					1,366,353
Financials (17.8%)
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.375%	5/8/29	32,130	33,469
[4,5]	Abu Dhabi Developmental Holding Co. PJSC	4.375%	10/2/31	32,900	32,716
[5]	Abu Dhabi Developmental Holding Co. PJSC	5.500%	5/8/34	50,695	53,817
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,271
[5]	AIB Group plc	5.871%	3/28/35	5,785	6,099
	Allstate Corp.	5.250%	3/30/33	17,610	18,363
	Allstate Corp.	5.550%	5/9/35	6,152	6,561
	Allstate Corp.	3.850%	8/10/49	4,153	3,402
	American Express Co.	6.489%	10/30/31	9,945	10,989
	American Express Co.	5.043%	5/1/34	66,296	67,963
	American Express Co.	5.625%	7/28/34	825	863
	American Express Co.	5.915%	4/25/35	1,100	1,174
	American Express Co.	5.284%	7/26/35	4,500	4,686
	American International Group Inc.	6.250%	5/1/36	8,338	9,295
	American International Group Inc.	4.800%	7/10/45	9,065	8,660
	American International Group Inc.	4.750%	4/1/48	13,990	13,258
	American International Group Inc.	4.375%	6/30/50	6,125	5,487
	Ameriprise Financial Inc.	5.700%	12/15/28	7,333	7,764
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	14,391
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	25,096
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	13,420	13,024
[5]	Athene Global Funding	5.349%	7/9/27	30,160	30,815
[5]	Athene Global Funding	1.985%	8/19/28	700	636
[5]	Athene Global Funding	2.717%	1/7/29	42,315	39,104
[5]	Athene Global Funding	5.583%	1/9/29	25,540	26,438
	Athene Holding Ltd.	4.125%	1/12/28	5,630	5,556
	Athene Holding Ltd.	6.250%	4/1/54	1,100	1,170
[5]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	22,685
	Banco Santander SA	1.849%	3/25/26	48,600	46,720
	Banco Santander SA	5.365%	7/15/28	30,200	30,907

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Banco Santander SA	2.749%	12/3/30	10,200	9,009
	Bank of America Corp.	3.559%	4/23/27	41,870	41,363
	Bank of America Corp.	3.593%	7/21/28	35,495	34,837
	Bank of America Corp.	3.419%	12/20/28	48,603	47,296
	Bank of America Corp.	5.202%	4/25/29	4,500	4,627
	Bank of America Corp.	4.271%	7/23/29	72,640	72,426
	Bank of America Corp.	3.974%	2/7/30	69,430	68,192
	Bank of America Corp.	3.194%	7/23/30	33,250	31,481
	Bank of America Corp.	2.496%	2/13/31	99,085	89,737
	Bank of America Corp.	2.687%	4/22/32	31,625	28,197
	Bank of America Corp.	2.572%	10/20/32	21,500	18,844
	Bank of America Corp.	5.015%	7/22/33	3,915	4,015
	Bank of America Corp.	5.872%	9/15/34	5,105	5,510
	Bank of America Corp.	6.110%	1/29/37	30,000	33,148
	Bank of America Corp.	3.846%	3/8/37	50,484	46,625
	Bank of America Corp.	5.875%	2/7/42	8,770	9,796
	Bank of America Corp.	3.311%	4/22/42	25,000	20,336
	Bank of America Corp.	5.000%	1/21/44	24,180	24,599
	Bank of America Corp.	3.946%	1/23/49	5,290	4,514
	Bank of America Corp.	4.330%	3/15/50	48,915	44,363
	Bank of America Corp.	2.972%	7/21/52	29,030	20,617
	Bank of New York Mellon Corp.	5.148%	5/22/26	17,505	17,572
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	26,698
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,855
	Bank of New York Mellon Corp.	4.967%	4/26/34	32,713	33,492
	Bank of New York Mellon Corp.	5.188%	3/14/35	935	971
	Bank of Nova Scotia	2.700%	8/3/26	60,225	58,716
	Bank of Nova Scotia	5.350%	12/7/26	52,930	54,262
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,583
[5]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	32,130
	Barclays plc	2.852%	5/7/26	9,735	9,608
	Barclays plc	3.330%	11/24/42	7,760	5,967
	BlackRock Funding Inc.	5.250%	3/14/54	17,560	18,177
	BlackRock Funding Inc.	5.350%	1/8/55	15,860	16,670
	BlackRock Inc.	2.100%	2/25/32	20,194	17,442
	BlackRock Inc.	4.750%	5/25/33	37,605	38,691
[5]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	17,325
[5]	BNP Paribas SA	1.323%	1/13/27	20,420	19,567
[5]	BNP Paribas SA	3.500%	11/16/27	74,220	72,359
[5]	BNP Paribas SA	2.591%	1/20/28	58,145	55,787
[5]	BNP Paribas SA	5.335%	6/12/29	20,000	20,597
[5]	BNP Paribas SA	3.132%	1/20/33	1,545	1,380
[5]	BNP Paribas SA	5.894%	12/5/34	36,990	39,965
[5]	BPCE SA	2.045%	10/19/27	24,910	23,619
[5]	BPCE SA	3.500%	10/23/27	64,900	62,865
[5]	BPCE SA	5.281%	5/30/29	7,710	7,951
[5]	BPCE SA	2.700%	10/1/29	48,550	44,668
[5]	BPCE SA	7.003%	10/19/34	825	925
[5]	BPCE SA	5.936%	5/30/35	8,555	8,960
[5]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	16,513
[5]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	35,264
[5]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	24,594
[5]	Brighthouse Financial Global Funding	5.650%	6/10/29	33,368	34,489
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	29,945	30,764
	Canadian Imperial Bank of Commerce	4.508%	9/11/27	25,435	25,566
	Canadian Imperial Bank of Commerce	4.631%	9/11/30	30,090	30,293
	Capital One Financial Corp.	7.149%	10/29/27	14,255	15,024
	Capital One Financial Corp.	6.312%	6/8/29	3,831	4,033
	Capital One Financial Corp.	5.700%	2/1/30	7,310	7,575
	Capital One Financial Corp.	7.624%	10/30/31	6,325	7,191
	Capital One Financial Corp.	5.817%	2/1/34	6,750	7,026
	Capital One Financial Corp.	6.377%	6/8/34	59,015	63,767
	Capital One Financial Corp.	6.051%	2/1/35	48,604	51,468
	Capital One Financial Corp.	5.884%	7/26/35	5,400	5,651
	Charles Schwab Corp.	3.200%	3/2/27	14,840	14,504
	Charles Schwab Corp.	2.000%	3/20/28	32,514	30,271
	Chubb INA Holdings LLC	3.350%	5/3/26	12,280	12,135
	Chubb INA Holdings LLC	4.350%	11/3/45	24,795	22,875
	Citibank NA	5.570%	4/30/34	22,425	23,920
	Citigroup Inc.	1.462%	6/9/27	90,770	86,506

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	4.125%	7/25/28	8,695	8,618
	Citigroup Inc.	3.520%	10/27/28	33,358	32,559
	Citigroup Inc.	5.174%	2/13/30	4,500	4,619
	Citigroup Inc.	3.878%	1/24/39	37,225	33,223
	Citigroup Inc.	5.875%	1/30/42	7,460	8,192
	Citigroup Inc.	2.904%	11/3/42	19,070	14,355
	Citigroup Inc.	5.300%	5/6/44	12,142	12,332
	Citizens Financial Group Inc.	5.841%	1/23/30	5,170	5,378
[5]	CNO Global Funding	1.650%	1/6/25	8,460	8,375
[5]	CNO Global Funding	5.875%	6/4/27	29,098	29,982
[5]	CNO Global Funding	2.650%	1/6/29	22,195	20,298
[5]	Commonwealth Bank of Australia	5.071%	9/14/28	35,285	36,731
[5]	Commonwealth Bank of Australia	2.688%	3/11/31	70,000	61,447
[5]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	47,734
[5]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	42,621
	Corebridge Financial Inc.	3.900%	4/5/32	24,463	22,939
	Corebridge Financial Inc.	6.050%	9/15/33	7,560	8,066
	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,803
	Corebridge Financial Inc.	4.400%	4/5/52	6,265	5,359
[5]	Corebridge Global Funding	5.750%	7/2/26	17,540	17,987
[5]	Corebridge Global Funding	5.900%	9/19/28	8,200	8,630
[5]	Corebridge Global Funding	5.200%	1/12/29	21,620	22,213
[5]	Corebridge Global Funding	5.200%	6/24/29	28,580	29,483
[5]	Credit Agricole SA	5.589%	7/5/26	39,945	40,848
[5]	Credit Agricole SA	4.631%	9/11/28	27,255	27,373
[5]	Credit Agricole SA	6.316%	10/3/29	7,398	7,872
[5]	Danske Bank A/S	1.621%	9/11/26	30,135	29,233
[5]	Danske Bank A/S	6.259%	9/22/26	33,405	33,923
[5]	Danske Bank A/S	1.549%	9/10/27	55,390	52,491
[5]	Danske Bank A/S	5.705%	3/1/30	10,425	10,858
	Deutsche Bank AG	6.720%	1/18/29	6,705	7,096
	Deutsche Bank AG	6.819%	11/20/29	13,370	14,379
[5]	DNB Bank ASA	1.535%	5/25/27	51,450	49,093
[5]	DNB Bank ASA	1.605%	3/30/28	45,295	42,276
[5]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,908
[5]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	25,593
[5]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	11,564
[5]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	30,969
[5]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	27,692
[5]	Federation des Caisses Desjardins du Quebec	5.147%	11/27/28	33,100	34,577
[5]	Federation des Caisses Desjardins du Quebec	5.250%	4/26/29	48,480	49,956
	Fifth Third Bancorp	4.055%	4/25/28	24,480	24,201
[5]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	28,568
[5]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	53,526
[5]	GA Global Funding Trust	4.400%	9/23/27	28,900	28,850
[5]	GA Global Funding Trust	5.500%	1/8/29	14,414	14,946
	Goldman Sachs Group Inc.	3.500%	11/16/26	28,000	27,578
	Goldman Sachs Group Inc.	1.431%	3/9/27	17,585	16,825
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	41,018
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	21,676
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	71,324
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	54,662
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	20,541
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	78,293
	Goldman Sachs Group Inc.	2.383%	7/21/32	97,372	84,422
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	21,525
	Goldman Sachs Group Inc.	3.102%	2/24/33	13,209	11,882
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	23,535
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,956
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	19,414
[5]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,902
	HSBC Holdings plc	5.887%	8/14/27	43,923	45,126
	HSBC Holdings plc	4.041%	3/13/28	27,520	27,227
	HSBC Holdings plc	5.597%	5/17/28	72,900	74,874
	HSBC Holdings plc	2.013%	9/22/28	10,000	9,333
	HSBC Holdings plc	7.390%	11/3/28	36,110	39,086
	HSBC Holdings plc	4.583%	6/19/29	15,190	15,199
	HSBC Holdings plc	2.357%	8/18/31	62,305	54,794
	HSBC Holdings plc	7.625%	5/17/32	15,800	18,327
	HSBC Holdings plc	2.804%	5/24/32	2,790	2,468

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	6.500%	5/2/36	19,800	21,884
	HSBC Holdings plc	6.100%	1/14/42	33,700	38,641
	Huntington National Bank	4.552%	5/17/28	17,175	17,185
	ING Groep NV	3.950%	3/29/27	31,310	31,055
	ING Groep NV	1.726%	4/1/27	33,125	31,789
	ING Groep NV	5.335%	3/19/30	7,030	7,276
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	17,448
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	13,368
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,603
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	39,890
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	46,484
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	18,499
[5]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	18,120
[5]	Jackson National Life Global Funding	5.550%	7/2/27	16,565	17,010
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	26,402
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	73,469
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,336
	JPMorgan Chase & Co.	4.851%	7/25/28	4,500	4,582
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	13,443
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	40,178
	JPMorgan Chase & Co.	5.012%	1/23/30	4,500	4,615
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	18,423
	JPMorgan Chase & Co.	1.953%	2/4/32	17,965	15,428
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	19,774
	JPMorgan Chase & Co.	5.350%	6/1/34	15,410	16,125
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	30,670
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	76,085
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	17,292
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	15,592
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	14,665
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,971
	JPMorgan Chase & Co.	3.964%	11/15/48	170,360	147,108
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	28,520
[5]	KBC Group NV	5.796%	1/19/29	4,168	4,322
[5]	KBC Group NV	6.324%	9/21/34	27,180	29,626
[5]	Liberty Mutual Group Inc.	5.500%	6/15/52	28,825	28,403
[5]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,104
[5]	Lseg US Fin Corp.	5.297%	3/28/34	7,265	7,604
[5]	LSEGA Financing plc	1.375%	4/6/26	97,795	93,679
[5]	LSEGA Financing plc	2.000%	4/6/28	63,125	58,430
[5]	LSEGA Financing plc	2.500%	4/6/31	51,246	45,217
	M&T Bank Corp.	7.413%	10/30/29	23,720	25,978
[5]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	39,584
[5]	Macquarie Group Ltd.	2.871%	1/14/33	31,280	27,153
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	19,903
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	59,086	59,374
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	5,177
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	12,312
[5]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	12,821
[5]	Met Tower Global Funding	5.250%	4/12/29	9,525	9,963
	MetLife Inc.	4.125%	8/13/42	5,300	4,739
	MetLife Inc.	4.875%	11/13/43	17,500	17,194
	MetLife Inc.	5.000%	7/15/52	5,333	5,273
[5]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	29,598
[5]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	41,908
[5]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	23,752
[5]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	53,198
[5]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	17,293
[5]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	25,794
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	24,105	24,580
	Morgan Stanley	3.125%	7/27/26	36,950	36,297
	Morgan Stanley	4.350%	9/8/26	15,000	15,034
	Morgan Stanley	3.625%	1/20/27	31,000	30,705
	Morgan Stanley	3.772%	1/24/29	56,830	55,868
	Morgan Stanley	2.699%	1/22/31	72,345	66,280
	Morgan Stanley	7.250%	4/1/32	51,100	60,700
	Morgan Stanley	2.239%	7/21/32	59,815	51,466
	Morgan Stanley	2.511%	10/20/32	90,340	78,876
	Morgan Stanley	2.943%	1/21/33	31,085	27,766
	Morgan Stanley	5.466%	1/18/35	9,260	9,682

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	2.484%	9/16/36	48,680	40,742
	Morgan Stanley	5.297%	4/20/37	14,345	14,450
	Morgan Stanley	5.948%	1/19/38	50,276	52,753
	Morgan Stanley	4.300%	1/27/45	24,705	22,764
	Nasdaq Inc.	5.550%	2/15/34	18,570	19,582
	Nasdaq Inc.	3.950%	3/7/52	17,300	13,925
	Nasdaq Inc.	5.950%	8/15/53	18,070	19,679
	Nasdaq Inc.	6.100%	6/28/63	4,495	4,951
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	59,875
[5]	National Australia Bank Ltd.	5.134%	11/28/28	47,132	49,243
[5]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	73,136
[5]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	55,667
[5]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	37,935
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	53,943
	NatWest Group plc	1.642%	6/14/27	30,570	29,141
[5]	NBK SPC Ltd.	1.625%	9/15/27	67,250	63,386
[5]	New York Life Global Funding	5.000%	1/9/34	35,520	36,648
[5]	New York Life Insurance Co.	5.875%	5/15/33	44,785	48,280
[5]	New York Life Insurance Co.	3.750%	5/15/50	17,810	14,290
[5]	New York Life Insurance Co.	4.450%	5/15/69	14,535	12,642
[5]	Nordea Bank Abp	1.500%	9/30/26	65,000	61,595
[5]	Northwestern Mutual Global Funding	5.160%	5/28/31	23,720	24,877
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	23,009
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,735
[5]	Nuveen LLC	5.550%	1/15/30	3,630	3,805
[5]	Nuveen LLC	5.850%	4/15/34	8,225	8,715
[5]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	49,598
[5]	Pacific LifeCorp.	5.400%	9/15/52	29,000	29,563
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	53,248
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	44,935	46,807
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	40,085	41,505
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	6.050%	8/1/28	36,460	38,362
[5]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.350%	3/30/29	5,220	5,389
	PNC Bank NA	3.100%	10/25/27	42,485	41,208
	PNC Bank NA	3.250%	1/22/28	30,960	29,971
[5]	Pricoa Global Funding I	5.100%	5/30/28	33,652	34,751
[5]	Pricoa Global Funding I	4.650%	8/27/31	16,396	16,607
[5]	Principal Life Global Funding II	2.500%	9/16/29	45,000	41,338
	Progressive Corp.	4.950%	6/15/33	53,892	55,846
	Progressive Corp.	4.125%	4/15/47	9,270	8,179
[5]	Protective Life Global Funding	4.714%	7/6/27	30,000	30,418
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,501
[5]	RGA Global Funding	2.700%	1/18/29	32,500	30,189
[5]	RGA Global Funding	5.448%	5/24/29	16,445	17,118
[5]	RGA Global Funding	5.500%	1/11/31	14,750	15,417
	Royal Bank of Canada	5.000%	2/1/33	37,098	38,359
	S&P Global Inc.	2.700%	3/1/29	6,613	6,241
[5]	Standard Chartered plc	6.301%	1/9/29	27,400	28,778
	State Street Corp.	4.821%	1/26/34	14,895	15,083
[5]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	62,470
[5]	Swedbank AB	6.136%	9/12/26	32,595	33,670
[5]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	27,211
[5]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	37,392
	Truist Financial Corp.	3.700%	6/5/25	48,000	47,633
	UBS AG	1.250%	6/1/26	60,465	57,649
	UBS AG	7.500%	2/15/28	22,042	24,207
	UBS AG	5.650%	9/11/28	44,090	46,259
[5]	UBS Group AG	1.494%	8/10/27	40,025	37,829
[5]	UBS Group AG	3.869%	1/12/29	11,050	10,806
[5]	UBS Group AG	5.617%	9/13/30	30,555	31,918
[5]	UBS Group AG	3.091%	5/14/32	42,560	38,325
[5]	UBS Group AG	2.746%	2/11/33	5,670	4,909
[5]	UBS Group AG	6.537%	8/12/33	18,710	20,658
[5]	UBS Group AG	6.301%	9/22/34	30,305	33,236
[5]	UBS Group AG	3.179%	2/11/43	29,380	22,832
[5]	UniCredit SpA	1.982%	6/3/27	37,130	35,508
[5]	UniCredit SpA	3.127%	6/3/32	33,730	29,887
	Wachovia Corp.	6.605%	10/1/25	15,000	15,290
	Wells Fargo & Co.	3.000%	4/22/26	24,915	24,475
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,289

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wells Fargo & Co.	3.196%	6/17/27	30,000	29,433
	Wells Fargo & Co.	3.526%	3/24/28	70,000	68,679
	Wells Fargo & Co.	6.303%	10/23/29	33,470	35,790
	Wells Fargo & Co.	2.879%	10/30/30	28,045	26,015
	Wells Fargo & Co.	2.572%	2/11/31	98,745	89,675
	Wells Fargo & Co.	3.350%	3/2/33	21,795	19,930
	Wells Fargo & Co.	4.897%	7/25/33	109,912	111,187
	Wells Fargo & Co.	5.606%	1/15/44	34,961	36,011
	Wells Fargo & Co.	4.650%	11/4/44	20,735	18,936
	Wells Fargo & Co.	4.900%	11/17/45	16,060	15,070
	Wells Fargo & Co.	4.400%	6/14/46	36,200	31,625
	Wells Fargo & Co.	4.750%	12/7/46	38,790	35,547
	Wells Fargo & Co.	4.611%	4/25/53	58,110	53,835
					9,261,878
Health Care (4.1%)
	AbbVie Inc.	4.950%	3/15/31	19,235	19,989
	AbbVie Inc.	5.350%	3/15/44	15,873	16,750
	AbbVie Inc.	4.850%	6/15/44	4,300	4,247
	AbbVie Inc.	4.700%	5/14/45	1,300	1,257
	AbbVie Inc.	5.400%	3/15/54	33,057	35,056
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	14,917
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	15,836
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	13,975
[5]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,478
[5]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,799
[5]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,743
[5]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,994
[5]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,599
	Ascension Health	2.532%	11/15/29	48,025	44,610
[2]	Ascension Health	4.847%	11/15/53	1,950	1,962
	AstraZeneca plc	4.000%	1/17/29	23,315	23,322
	Banner Health	2.907%	1/1/42	12,150	9,368
[5]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,603
[5]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	14,998
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,516
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,866
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	17,010
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,939
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,826
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	41,686
	Bristol-Myers Squibb Co.	5.500%	2/22/44	4,270	4,523
	Bristol-Myers Squibb Co.	4.250%	10/26/49	15,145	13,300
	Bristol-Myers Squibb Co.	2.550%	11/13/50	10,415	6,634
	Bristol-Myers Squibb Co.	5.550%	2/22/54	1,100	1,166
	Bristol-Myers Squibb Co.	5.650%	2/22/64	36,000	38,156
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,810
	Cigna Group	4.375%	10/15/28	9,615	9,652
	CommonSpirit Health	2.760%	10/1/24	22,990	22,990
	CommonSpirit Health	3.347%	10/1/29	44,950	42,812
	CommonSpirit Health	2.782%	10/1/30	22,715	20,645
	CommonSpirit Health	5.205%	12/1/31	35,195	36,260
[2]	CommonSpirit Health	4.350%	11/1/42	21,485	19,277
	CommonSpirit Health	3.910%	10/1/50	2,570	2,061
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,655
[5]	CSL Finance plc	4.250%	4/27/32	43,415	42,694
[5]	CSL Finance plc	4.750%	4/27/52	4,415	4,130
	CVS Health Corp.	1.750%	8/21/30	4,915	4,187
	CVS Health Corp.	4.875%	7/20/35	15,315	14,994
[2,5]	CVS Pass-Through Trust	5.926%	1/10/34	9,611	9,797
	Dignity Health	3.812%	11/1/24	18,560	18,523
	Elevance Health Inc.	3.650%	12/1/27	5,000	4,929
	Elevance Health Inc.	4.101%	3/1/28	34,795	34,650
	Elevance Health Inc.	2.550%	3/15/31	34,925	31,275
	Elevance Health Inc.	5.500%	10/15/32	15,105	16,047
	Eli Lilly & Co.	4.875%	2/27/53	8,855	8,851
	Eli Lilly & Co.	5.050%	8/14/54	11,450	11,721
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,673
	Eli Lilly & Co.	5.200%	8/14/64	3,875	4,002
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	19,197

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	34,520
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	7,086	7,635
	HCA Inc.	5.450%	4/1/31	8,910	9,281
	HCA Inc.	6.000%	4/1/54	29,985	31,699
	Humana Inc.	5.750%	12/1/28	470	494
	Humana Inc.	5.950%	3/15/34	15,481	16,561
	Humana Inc.	4.950%	10/1/44	3,300	3,064
	Humana Inc.	5.500%	3/15/53	13,655	13,470
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	9,055
	Inova Health System Foundation	4.068%	5/15/52	14,145	12,457
	Kaiser Foundation Hospitals	3.150%	5/1/27	10,994	10,776
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	30,423
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,225	1,226
	Kaiser Foundation Hospitals	4.150%	5/1/47	11,730	10,521
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	27,712
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	24,590
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	22,727
	Mayo Clinic	4.128%	11/15/52	6,465	5,699
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,646
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	14,680
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,914
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	5,308
	Merck & Co. Inc.	3.400%	3/7/29	53,490	52,251
	Merck & Co. Inc.	4.150%	5/18/43	28,405	25,937
	Merck & Co. Inc.	4.900%	5/17/44	25,000	25,132
	Novartis Capital Corp.	4.400%	5/6/44	21,485	20,450
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,853
	Pfizer Inc.	3.450%	3/15/29	8,025	7,860
	Pfizer Inc.	1.700%	5/28/30	9,100	8,027
	Pfizer Inc.	4.100%	9/15/38	52,715	49,475
	Pfizer Inc.	2.550%	5/28/40	230	172
	Pfizer Investment Enterprises Pte Ltd.	4.750%	5/19/33	18,770	19,160
	Pfizer Investment Enterprises Pte Ltd.	5.110%	5/19/43	13,500	13,724
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,417
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,533
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	8,018
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,810
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	23,536
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	14,415	14,979
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,811
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	21,613
	Royalty Pharma plc	5.400%	9/2/34	11,880	12,185
	Royalty Pharma plc	3.550%	9/2/50	48,265	34,978
	Royalty Pharma plc	5.900%	9/2/54	9,065	9,377
	SSM Health Care Corp.	3.823%	6/1/27	41,615	41,253
	Sutter Health	2.294%	8/15/30	10,490	9,392
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	44,728	46,665
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	4,050	3,149
	Toledo Hospital	5.750%	11/15/38	17,965	18,328
	UnitedHealth Group Inc.	3.850%	6/15/28	10,000	9,954
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	10,052
	UnitedHealth Group Inc.	2.300%	5/15/31	2,100	1,862
	UnitedHealth Group Inc.	4.950%	1/15/32	31,505	32,557
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	23,538
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	6,287
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,766
	UnitedHealth Group Inc.	5.950%	2/15/41	8,690	9,585
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	21,773
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	34,759
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	28,689
	UnitedHealth Group Inc.	5.500%	7/15/44	16,005	16,931
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	11,937
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,388
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	3,998
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	11,079
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,440
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	32,889
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	35,829
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	14,659
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,331

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	5.875%	2/15/53	45,756	50,623
	UnitedHealth Group Inc.	5.625%	7/15/54	39,814	42,690
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,799
	UnitedHealth Group Inc.	5.750%	7/15/64	33,660	36,336
	Wyeth LLC	5.950%	4/1/37	15,000	16,611
					2,149,862
Industrials (1.3%)
[5]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	15,323
[5]	Ashtead Capital Inc.	5.500%	8/11/32	9,088	9,302
[5]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,584
[5]	Ashtead Capital Inc.	5.950%	10/15/33	8,250	8,690
[5]	Ashtead Capital Inc.	5.800%	4/15/34	16,510	17,259
[5]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,542
[5]	BAE Systems plc	3.400%	4/15/30	9,390	8,893
[5]	BAE Systems plc	5.250%	3/26/31	5,380	5,586
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,874
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,431
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	18,946
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	23,695
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,806
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	12,224
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	9,241
	Canadian National Railway Co.	2.450%	5/1/50	25,925	16,696
	Canadian Pacific Railway Co.	4.950%	8/15/45	13,845	13,393
	CSX Corp.	3.350%	9/15/49	7,745	5,898
	CSX Corp.	4.900%	3/15/55	5,060	4,973
[5]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,872
[5]	Daimler Truck Finance North America LLC	5.000%	1/15/27	6,155	6,246
[5]	Daimler Truck Finance North America LLC	3.650%	4/7/27	29,140	28,700
[5]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,778
[5]	Daimler Truck Finance North America LLC	5.375%	1/18/34	10,505	10,861
	Eaton Corp.	6.500%	6/1/25	10,000	10,099
[5]	Element Fleet Management Corp.	5.643%	3/13/27	12,870	13,200
	Honeywell International Inc.	4.250%	1/15/29	27,486	27,872
	Honeywell International Inc.	4.875%	9/1/29	4,514	4,678
	Honeywell International Inc.	5.000%	2/15/33	58,534	61,175
	Honeywell International Inc.	5.375%	3/1/41	3,976	4,203
	John Deere Capital Corp.	4.500%	1/16/29	16,295	16,600
	John Deere Capital Corp.	5.150%	9/8/33	37,076	39,148
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,253
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,704
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,450
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	11,764
	Regal Rexnord Corp.	6.050%	2/15/26	6,080	6,183
	Republic Services Inc.	4.875%	4/1/29	3,640	3,742
	Republic Services Inc.	5.200%	11/15/34	15,980	16,685
	RTX Corp.	4.450%	11/16/38	3,860	3,678
[5]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	17,461
[5]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	17,705	15,672
[5]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	33,200	30,790
	Trane Technologies Financing Ltd.	5.250%	3/3/33	1,080	1,135
	Trane Technologies Financing Ltd.	5.100%	6/13/34	2,600	2,708
[5]	UL Solutions Inc.	6.500%	10/20/28	12,130	12,977
	Union Pacific Corp.	2.800%	2/14/32	2,135	1,942
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,797
	Union Pacific Corp.	3.250%	2/5/50	3,049	2,300
	Union Pacific Corp.	3.799%	10/1/51	18,788	15,476
	Union Pacific Corp.	3.500%	2/14/53	31,048	24,182
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,399
	Union Pacific Corp.	3.750%	2/5/70	19,165	14,507
[2]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	3,470	3,422
					678,015
Materials (0.3%)
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	15,130
[5]	Glencore Finance Canada Ltd.	6.000%	11/15/41	2,466	2,581
[5]	Glencore Funding LLC	4.875%	3/12/29	5,855	5,938
[5]	Glencore Funding LLC	5.371%	4/4/29	22,325	23,075
[5]	Glencore Funding LLC	6.375%	10/6/30	24,196	26,301
[5]	Glencore Funding LLC	2.625%	9/23/31	8,510	7,455

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	Glencore Funding LLC	5.700%	5/8/33	4,685	4,920
[5]	Glencore Funding LLC	6.500%	10/6/33	21,175	23,366
[5]	Glencore Funding LLC	5.634%	4/4/34	16,699	17,435
[5]	Glencore Funding LLC	3.875%	4/27/51	2,150	1,662
[5]	Glencore Funding LLC	3.375%	9/23/51	2,855	2,014
[5]	Glencore Funding LLC	5.893%	4/4/54	21,160	22,271
					152,148
Real Estate (1.1%)
	American Tower Corp.	4.400%	2/15/26	7,300	7,296
	American Tower Corp.	3.800%	8/15/29	20,966	20,392
[5]	American Tower Trust #1	5.490%	3/15/53	67,325	68,631
	CubeSmart LP	2.250%	12/15/28	11,790	10,849
	Extra Space Storage LP	5.500%	7/1/30	12,025	12,565
	Extra Space Storage LP	5.900%	1/15/31	15,990	16,968
	Healthpeak OP LLC	2.125%	12/1/28	29,850	27,315
	Healthpeak OP LLC	3.000%	1/15/30	30,600	28,515
	NNN REIT Inc.	5.500%	6/15/34	24,114	25,074
	Prologis LP	5.250%	6/15/53	7,773	7,876
[5]	Prologis Targeted U.S. Logistics Fund LP	5.250%	1/15/35	15,362	15,703
	Public Storage Operating Co.	5.100%	8/1/33	5,980	6,203
	Public Storage Operating Co.	5.350%	8/1/53	3,325	3,436
	Realty Income Corp.	2.200%	6/15/28	25,855	24,001
	Realty Income Corp.	4.700%	12/15/28	26,960	27,379
	Realty Income Corp.	3.250%	1/15/31	19,405	18,104
	Realty Income Corp.	2.850%	12/15/32	24,565	21,481
	Realty Income Corp.	4.900%	7/15/33	26,200	26,461
	Realty Income Corp.	5.125%	2/15/34	19,550	19,990
[5]	SBA Tower Trust	1.840%	4/15/27	53,140	49,433
[5]	SBA Tower Trust	2.836%	1/15/50	24,160	23,986
[5]	SBA Tower Trust	1.884%	7/15/50	9,320	8,994
[5]	SBA Tower Trust	1.631%	5/15/51	40,475	37,896
[5]	SBA Tower Trust	2.593%	10/15/56	50,750	43,363
[5]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	23,670	23,476
	VICI Properties LP	6.125%	4/1/54	17,373	18,213
					593,600
Technology (2.7%)
	Apple Inc.	3.850%	5/4/43	27,275	24,542
	Apple Inc.	4.450%	5/6/44	4,035	4,006
	Apple Inc.	4.650%	2/23/46	4,500	4,467
	Apple Inc.	3.850%	8/4/46	36,510	32,138
	Apple Inc.	2.650%	5/11/50	31,850	22,042
	Apple Inc.	2.650%	2/8/51	22,665	15,562
	Apple Inc.	3.950%	8/8/52	11,133	9,789
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,881
	Broadcom Inc.	5.050%	7/12/29	21,730	22,371
[4]	Broadcom Inc.	4.350%	2/15/30	19,730	19,694
	Broadcom Inc.	4.150%	11/15/30	4,670	4,594
[5]	Broadcom Inc.	2.600%	2/15/33	26,170	22,409
[5]	Broadcom Inc.	3.469%	4/15/34	20,074	18,090
[5]	Broadcom Inc.	3.500%	2/15/41	3,825	3,146
	Cisco Systems Inc.	4.950%	2/26/31	48,835	51,043
	Cisco Systems Inc.	5.050%	2/26/34	43,620	45,777
	Cisco Systems Inc.	5.300%	2/26/54	20,335	21,566
[5]	Constellation Software Inc.	5.158%	2/16/29	17,418	17,965
[5]	Constellation Software Inc.	5.461%	2/16/34	11,138	11,658
[5]	Foundry JV Holdco LLC	5.900%	1/25/30	9,460	9,796
[5]	Foundry JV Holdco LLC	6.150%	1/25/32	11,660	12,134
[5]	Foundry JV Holdco LLC	5.875%	1/25/34	13,452	13,703
[5]	Foundry JV Holdco LLC	6.250%	1/25/35	51,566	53,965
[5]	Foundry JV Holdco LLC	6.400%	1/25/38	40,394	42,522
	Intel Corp.	2.000%	8/12/31	1,260	1,053
	Intel Corp.	5.625%	2/10/43	37,050	36,832
	Intel Corp.	4.100%	5/19/46	32,739	26,022
	Intel Corp.	4.900%	8/5/52	62,874	55,091
	Intel Corp.	5.700%	2/10/53	14,982	14,716
	Intel Corp.	5.600%	2/21/54	25,005	24,356
	Intel Corp.	3.200%	8/12/61	16,360	10,030
	International Business Machines Corp.	3.300%	5/15/26	148,025	146,110
	International Business Machines Corp.	3.500%	5/15/29	85,623	83,161

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intuit Inc.	5.200%	9/15/33	47,045	49,627
	Intuit Inc.	5.500%	9/15/53	11,665	12,536
	KLA Corp.	4.950%	7/15/52	22,465	22,319
	Micron Technology Inc.	4.663%	2/15/30	8,332	8,380
	Microsoft Corp.	3.450%	8/8/36	25,692	23,954
	Microsoft Corp.	2.525%	6/1/50	162,183	111,298
	Microsoft Corp.	2.921%	3/17/52	67,978	49,900
	Microsoft Corp.	2.675%	6/1/60	19,051	12,567
	Oracle Corp.	1.650%	3/25/26	51,805	49,800
	Oracle Corp.	3.250%	11/15/27	36,619	35,649
	Oracle Corp.	3.600%	4/1/40	7,900	6,570
	Oracle Corp.	4.000%	7/15/46	3,300	2,737
	Oracle Corp.	3.600%	4/1/50	752	572
	Oracle Corp.	6.900%	11/9/52	15,000	18,056
	Oracle Corp.	5.550%	2/6/53	23,715	24,262
	QUALCOMM Inc.	2.150%	5/20/30	44,450	40,189
	QUALCOMM Inc.	4.500%	5/20/52	12,005	11,049
	Teledyne Technologies Inc.	2.250%	4/1/28	18,390	17,161
					1,387,857
Utilities (6.2%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,856
	AEP Texas Inc.	3.450%	1/15/50	16,810	12,146
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	12,797
	Alabama Power Co.	5.200%	6/1/41	3,365	3,335
	Alabama Power Co.	4.100%	1/15/42	5,595	4,859
	Alabama Power Co.	3.750%	3/1/45	20,255	16,859
	Alabama Power Co.	4.300%	7/15/48	27,790	24,655
	Ameren Illinois Co.	3.800%	5/15/28	22,365	22,111
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,159
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,658
	American Water Capital Corp.	4.450%	6/1/32	14,030	14,086
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,220
	American Water Capital Corp.	4.200%	9/1/48	29,696	25,910
	American Water Capital Corp.	4.150%	6/1/49	885	762
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,439
	Arizona Public Service Co.	6.350%	12/15/32	5,740	6,305
	Arizona Public Service Co.	3.350%	5/15/50	16,830	12,272
[4]	Atmos Energy Corp.	5.000%	12/15/54	17,465	17,068
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	20,381
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,709
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	35,400
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	943
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,818
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	27,343
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	21,680	19,559
[5]	Boston Gas Co.	3.150%	8/1/27	8,010	7,724
[5]	Boston Gas Co.	3.001%	8/1/29	5,700	5,291
[5]	Boston Gas Co.	3.757%	3/16/32	13,050	11,891
[5]	Brooklyn Union Gas Co.	4.273%	3/15/48	34,556	28,016
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	13,345	13,831
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,874
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	24,500	25,316
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	9,028
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	30,354
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	2,250	2,344
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	5,002
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	12,369
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	26,359
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	22,631
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,825
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,218
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	4,071
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,762
	Commonwealth Edison Co.	3.850%	3/15/52	3,365	2,737
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	10,338
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	50,878
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	4,000	3,678
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	28,281
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,268

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	23,028
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	14,115	13,072
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	26,110
	Consumers Energy Co.	4.200%	9/1/52	28,110	24,818
	Dominion Energy Inc.	5.375%	11/15/32	19,369	20,275
	Dominion Energy Inc.	4.900%	8/1/41	18,362	17,360
	Dominion Energy Inc.	4.600%	3/15/49	13,855	12,209
	Dominion Energy Inc.	4.850%	8/15/52	34,127	31,619
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,437
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,514
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	25,546
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,985
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,341
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	24,612
	DTE Energy Co.	4.950%	7/1/27	17,300	17,599
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,372
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	5,003
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	19,161
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,461
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,782
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,546
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	13,816
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	37,796
	Duke Energy Corp.	2.650%	9/1/26	17,480	17,007
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,971
	Duke Energy Corp.	4.500%	8/15/32	3,825	3,784
	Duke Energy Corp.	3.300%	6/15/41	36,075	28,443
	Duke Energy Corp.	4.800%	12/15/45	37,600	34,887
	Duke Energy Corp.	3.750%	9/1/46	18,040	14,309
	Duke Energy Corp.	4.200%	6/15/49	13,960	11,676
	Duke Energy Corp.	3.500%	6/15/51	36,945	27,341
	Duke Energy Corp.	5.000%	8/15/52	10,610	10,045
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	12,283
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	35,684
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,834
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,451
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	54,496
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,556
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,706
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	8,142
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	29,095
[5]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,700
[5]	East Ohio Gas Co.	3.000%	6/15/50	19,575	12,984
	Edison International	5.250%	11/15/28	23,981	24,656
	Emera US Finance LP	3.550%	6/15/26	23,660	23,221
	Entergy Corp.	2.950%	9/1/26	7,085	6,917
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,829
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,615
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,794
	Eversource Energy	3.300%	1/15/28	14,490	13,985
	Eversource Energy	5.450%	3/1/28	24,455	25,353
	Eversource Energy	3.375%	3/1/32	14,435	13,153
	Eversource Energy	5.125%	5/15/33	500	509
	Exelon Corp.	3.350%	3/15/32	32,015	29,759
[5]	FirstEnergy Pennsylvania Electric Co.	5.150%	3/30/26	915	922
[5]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/28	1,915	1,962
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,687
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,405
	Florida Power & Light Co.	5.250%	2/1/41	29,745	30,552
	Florida Power & Light Co.	4.125%	2/1/42	20,000	18,061
	Florida Power & Light Co.	3.700%	12/1/47	18,970	15,499
	Fortis Inc.	3.055%	10/4/26	44,365	43,174
	Georgia Power Co.	4.700%	5/15/32	30,600	31,171
	Georgia Power Co.	4.950%	5/17/33	17,650	18,148
	Georgia Power Co.	5.250%	3/15/34	12,965	13,587
	Georgia Power Co.	4.750%	9/1/40	34,725	33,774
	Georgia Power Co.	4.300%	3/15/42	32,262	29,380
	Georgia Power Co.	3.700%	1/30/50	9,335	7,428
	Georgia Power Co.	5.125%	5/15/52	31,780	31,884
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	12,380

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,505
[2,4]	Johnsonville Aeroderivative Combustion Turbine Generation LLC	5.078%	10/1/54	17,720	17,902
[5]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	36,329
[5]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	5,205
[5]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,812
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,843
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,010
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	13,000
	MidAmerican Energy Co.	4.250%	7/15/49	1,100	972
	MidAmerican Energy Co.	3.150%	4/15/50	37,370	27,400
[5]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,371
	Mississippi Power Co.	4.250%	3/15/42	5,919	5,224
[5]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,302
	Nevada Power Co.	3.125%	8/1/50	15,175	10,528
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	13,455	13,596
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	26,330	24,274
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	7,880	7,632
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	17,605	16,425
[5]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	34,748
	NiSource Inc.	5.250%	3/30/28	19,598	20,188
	NiSource Inc.	5.250%	2/15/43	13,546	13,501
	NiSource Inc.	4.800%	2/15/44	9,995	9,384
	NiSource Inc.	5.000%	6/15/52	22,475	21,619
	Northern States Power Co.	2.250%	4/1/31	4,915	4,336
[2,5]	Oglethorpe Power Corp.	6.191%	1/1/31	31,080	32,522
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,454
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,605
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	16,238
[5]	Oglethorpe Power Corp.	5.800%	6/1/54	4,625	4,867
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,673
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,462
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	27,670	27,803
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,601
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,063
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	15,363
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	24,475
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	13,940	13,599
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	21,338
	Pacific Gas and Electric Co.	6.400%	6/15/33	18,975	20,742
	Pacific Gas and Electric Co.	6.950%	3/15/34	9,130	10,392
	Pacific Gas and Electric Co.	5.800%	5/15/34	935	989
	Pacific Gas and Electric Co.	4.500%	7/1/40	33,539	30,206
	Pacific Gas and Electric Co.	6.750%	1/15/53	26,316	30,043
	Pacific Gas and Electric Co.	6.700%	4/1/53	23,056	26,365
	PECO Energy Co.	4.600%	5/15/52	16,875	15,667
[2]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,948
[2]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	12,314
[2]	PG&E Wildfire Recovery Funding LLC	4.451%	12/1/49	10,355	9,605
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	26,529
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	24,059
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	10,000	9,625
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,242
	PPL Electric Utilities Corp.	5.250%	5/15/53	1,060	1,097
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,781
	Public Service Enterprise Group Inc.	5.200%	4/1/29	15,080	15,632
	Public Service Enterprise Group Inc.	5.450%	4/1/34	9,680	10,092
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	17,818
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,254
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,577
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,289
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	33,892
	San Diego Gas & Electric Co.	5.350%	4/1/53	25,375	26,081
[2]	SCE Recovery Funding LLC	0.861%	11/15/33	7,956	7,054
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	3,051
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,564
	Sempra	3.700%	4/1/29	5,190	5,033
	Sempra	3.800%	2/1/38	20,000	17,478
	Sempra	6.000%	10/15/39	21,184	22,659
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,828
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,200

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	5.150%	6/1/29	28,620	29,694
	Southern California Edison Co.	5.450%	6/1/31	9,980	10,557
	Southern California Edison Co.	5.950%	11/1/32	11,975	13,034
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,364
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,381
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,805
	Southern California Edison Co.	4.050%	3/15/42	17,788	15,339
	Southern California Edison Co.	3.900%	3/15/43	8,782	7,355
	Southern California Edison Co.	4.650%	10/1/43	20,125	18,785
	Southern California Edison Co.	3.600%	2/1/45	8,160	6,429
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,075
	Southern California Edison Co.	4.125%	3/1/48	32,029	27,083
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,931
	Southern California Edison Co.	3.650%	2/1/50	25,325	19,727
	Southern California Edison Co.	5.700%	3/1/53	6,920	7,302
	Southern California Edison Co.	5.875%	12/1/53	7,688	8,338
	Southern California Edison Co.	5.750%	4/15/54	7,370	7,898
	Southern California Gas Co.	6.350%	11/15/52	14,830	17,145
	Southern Co.	4.400%	7/1/46	25,160	22,604
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	4,235	4,549
	Southwest Gas Corp.	2.200%	6/15/30	9,465	8,397
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	14,534
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,669
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	3,009
	Tampa Electric Co.	4.900%	3/1/29	7,195	7,374
[5]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	40,229
[5]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	18,838
[5]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,885
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	7,152
	Union Electric Co.	4.000%	4/1/48	14,942	12,629
	Union Electric Co.	3.900%	4/1/52	13,335	10,998
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	40,259
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	10,316
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	15,180
					3,200,536
Total Corporate Bonds (Cost $23,170,818)					22,028,775
Sovereign Bonds (0.7%)
[5]	Government of Bermuda	2.375%	8/20/30	18,405	16,248
[5]	Government of Bermuda	3.375%	8/20/50	7,115	5,227
[5]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	37,298
[5]	Kingdom of Saudi Arabia	5.750%	1/16/54	62,130	63,388
[5]	OMERS Finance Trust	4.000%	4/20/28	17,930	18,002
	Republic of Chile	2.550%	7/27/33	37,110	31,831
	Republic of Chile	3.500%	1/31/34	19,975	18,346
	Republic of Chile	3.500%	4/15/53	22,895	17,376
	State of Israel	5.375%	3/12/29	31,735	32,205
	State of Israel	5.500%	3/12/34	18,085	18,038
	State of Israel	5.750%	3/12/54	57,000	54,213
[5]	State of Qatar	4.400%	4/16/50	13,435	12,481
	United Mexican States	6.338%	5/4/53	16,100	16,010
	United Mexican States	6.400%	5/7/54	31,710	31,793
Total Sovereign Bonds (Cost $386,765)					372,456
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	4,033
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,319
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	30,594
	Broward County FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,650
	California GO	7.500%	4/1/34	5,845	7,007
	California GO	7.300%	10/1/39	36,450	43,883
	California GO	7.350%	11/1/39	2,115	2,558
	California GO	5.875%	10/1/41	26,725	28,728
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	6,305	6,077
	California State University College & University Revenue	2.719%	11/1/52	7,175	5,120
	California State University College & University Revenue	2.939%	11/1/52	15,330	11,011
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	58,470	66,835
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	29,881	34,081
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,454

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Commonwealth of Massachusetts Special Obligation Revenue	4.110%	7/15/31	8,005	7,948
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,358
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,764
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	4,200
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	20,065	18,776
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,733
	Duke University College & University Revenue	5.850%	4/1/37	62,165	69,220
[7]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.924%	1/15/53	11,260	9,466
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	69,437	79,285
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	2,076
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,684
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	7,950	7,329
	Grand Parkway Transportation Corp. Highway Revenue	3.236%	10/1/52	50,000	38,488
	Houston TX GO	6.290%	3/1/32	11,355	12,329
	Illinois GO	5.100%	6/1/33	173,341	176,062
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	18,083
	JobsOhio Beverage System Economic Development Revenue	4.433%	1/1/33	11,270	11,452
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,588
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	38,744
[8]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	11,103
[2]	Louisiana Local Government Environmental Facilities & Community Development Authority (Louisiana Utilities Restoration Corp. Project)	5.198%	12/1/39	18,170	19,010
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	12,302
	Maryland Economic Development Corp. Intergovernmental Agreement Revenue	5.433%	5/31/56	10,555	10,977
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	25,604
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	16,069
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	14,276
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	18,309
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,135	2,596
	Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,435	1,459
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	31,635
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	2,955	2,747
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	10,243
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	35,256
	New York NY GO	4.610%	9/1/37	25,165	25,285
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	31,113
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	12,654
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	17,905
[9]	Oregon School Boards Association GO	4.759%	6/30/28	8,306	8,378
[8]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	23,818
[10]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	70,359
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	35	38
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.072%	7/15/53	34,450	35,257
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	12,096
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	48,956
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,713
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,535
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,343
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,811
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	17,234
	State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	31,029
[2]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,387	13,845
[2]	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	21,404
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	7,275	7,477
	University of California College & University Revenue	1.316%	5/15/27	11,205	10,489
	University of California College & University Revenue	3.931%	5/15/45	18,275	17,189
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	17,027
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	12,250
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	18,151
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	10,711
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	43,030
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	19,969
	University of Michigan College & University Revenue	2.562%	4/1/50	17,168	11,700
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	11,771
	University of Minnesota College & University Revenue	4.048%	4/1/52	26,315	23,467
[7]	Wisconsin Appropriations Revenue	5.700%	5/1/26	3,840	3,905
	Wisconsin Appropriations Revenue	3.954%	5/1/36	20,825	20,107
Total Taxable Municipal Bonds (Cost $1,719,972)					1,628,537

Wellesley Income Fund
	Shares	Market Value• ($000)
Common Stocks (37.4%)
Communication Services (0.7%)
T-Mobile US Inc.	1,231,839	254,202
Omnicom Group Inc.	1,288,341	133,202
		387,404
Consumer Discretionary (1.2%)
Tractor Supply Co.	714,526	207,877
Darden Restaurants Inc.	1,206,757	198,065
Starbucks Corp.	1,588,586	154,871
Industria de Diseno Textil SA	1,350,030	79,958
		640,771
Consumer Staples (4.0%)
Keurig Dr Pepper Inc.	8,856,573	331,944
Philip Morris International Inc.	2,633,196	319,670
Pernod Ricard SA	2,074,428	313,845
Archer-Daniels-Midland Co.	4,796,187	286,524
Kenvue Inc.	12,154,197	281,126
Unilever plc ADR	4,322,962	280,820
Procter & Gamble Co.	1,590,708	275,511
		2,089,440
Energy (3.7%)
ConocoPhillips	5,804,672	611,116
EQT Corp.	9,279,762	340,010
Coterra Energy Inc.	12,185,920	291,853
EOG Resources Inc.	1,543,106	189,694
TotalEnergies SE	2,884,287	187,292
Targa Resources Corp.	1,247,646	184,664
Phillips 66	888,742	116,825
		1,921,454
Financials (6.4%)
JPMorgan Chase & Co.	3,881,266	818,404
Bank of America Corp.	8,067,065	320,101
American International Group Inc.	4,311,177	315,707
MetLife Inc.	3,602,004	297,093
Morgan Stanley	2,665,959	277,900
M&T Bank Corp.	1,548,378	275,797
Regions Financial Corp.	11,555,855	269,598
Ares Management Corp. Class A	1,324,154	206,356
Raymond James Financial Inc.	1,599,692	195,898
Royal Bank of Canada	1,525,260	190,369
Wells Fargo & Co.	2,636,852	148,956
		3,316,179
Health Care (5.7%)
Merck & Co. Inc.	5,449,807	618,880
Johnson & Johnson	3,574,934	579,354
Pfizer Inc.	18,663,565	540,124
Gilead Sciences Inc.	5,553,496	465,605
UnitedHealth Group Inc.	478,739	279,909
Roche Holding AG	785,031	251,223
AstraZeneca plc ADR	2,723,675	212,202
		2,947,297
Industrials (4.6%)
General Dynamics Corp.	1,091,177	329,754
PACCAR Inc.	2,926,850	288,822
L3Harris Technologies Inc.	1,183,628	281,550
Emerson Electric Co.	2,119,764	231,839
United Parcel Service Inc. Class B (XNYS)	1,649,401	224,879
Johnson Controls International plc	2,868,270	222,606
BAE Systems plc	11,687,955	194,044
Siemens AG (Registered)	855,055	172,984
Deere & Co.	395,785	165,173
Canadian National Railway Co.	1,321,950	154,798
Honeywell International Inc.	469,885	97,130
		2,363,579
Information Technology (3.9%)
Broadcom Inc.	3,774,111	651,034
Cisco Systems Inc.	8,419,106	448,065

Wellesley Income Fund
				Shares	Market Value• ($000)
	NXP Semiconductors NV			1,066,434	255,955
	Corning Inc.			5,599,693	252,826
	TE Connectivity plc			1,553,154	234,511
	QUALCOMM Inc.			1,082,282	184,042
					2,026,433
Materials (2.0%)
	Rio Tinto plc ADR			4,312,252	306,903
	Celanese Corp.			1,545,540	210,132
	Barrick Gold Corp. (XTSE)			9,811,623	195,153
	PPG Industries Inc.			1,442,289	191,045
	LyondellBasell Industries NV Class A			1,236,371	118,568
					1,021,801
Real Estate (1.8%)
	Crown Castle Inc.			3,012,220	357,340
	Weyerhaeuser Co.			8,247,790	279,270
	Gaming and Leisure Properties Inc.			3,770,270	193,980
	Host Hotels & Resorts Inc.			4,491,617	79,053
					909,643
Utilities (3.4%)
	Sempra			4,106,476	343,425
	PPL Corp.			9,119,095	301,660
	American Electric Power Co. Inc.			2,495,674	256,056
	Dominion Energy Inc.			3,515,393	203,154
	WEC Energy Group Inc.			2,093,473	201,350
	Exelon Corp.			4,843,203	196,392
	Eversource Energy			2,847,620	193,780
	Atmos Energy Corp.			498,535	69,152
					1,764,969
Total Common Stocks (Cost $13,904,198)					19,388,970
		Coupon
Temporary Cash Investments (1.2%)
Money Market Fund (0.0%)
[11]	Vanguard Market Liquidity Fund	5.014%		59	6
			Maturity Date	Face Amount ($000)
Repurchase Agreements (0.9%)
	Bank of America Securities, LLC (Dated 9/30/24, Repurchase Value $20,803,000, collateralized by Fannie Mae 2.000%–7.000%, 6/1/25–6/1/54, Freddie Mac 1.500%–7.000%, 10/25/24–12/1/53, and U.S. Treasury Note/Bond 0.625%–3.875%, 12/31/27–2/15/52, with a value of $21,216,000)	4.870%	10/1/24	20,800	20,800
	Deutsche Bank Securities, Inc. (Dated 9/30/24, Repurchase Value $7,501,000, collateralized by Federal Farm Credit Bank 4.730%, 8/2/32, with a value of $7,651,000)	4.860%	10/1/24	7,500	7,500
	HSBC Bank USA (Dated 9/30/24, Repurchase Value $47,906,000, collateralized by Fannie Mae 5.000%, 10/1/52, and Freddie Mac 2.000%–3.500%, 4/1/41–3/1/48, with a value of $48,858,000)	4.870%	10/1/24	47,900	47,900
	HSBC Bank USA (Dated 9/30/24, Repurchase Value $69,509,000, collateralized by U.S. Treasury Floating Rate Note 4.763%, 10/31/25, and U.S. Treasury Note/Bond 1.625%–4.625%, 9/30/26–4/30/29, with a value of $70,890,000)	4.860%	10/1/24	69,500	69,500
	JP Morgan Securities LLC (Dated 9/30/24, Repurchase Value $9,001,000, collateralized by U.S. Treasury Note/Bond 2.000%–3.250%, 8/15/25–5/15/42, with a value of $9,180,000)	4.870%	10/1/24	9,000	9,000
	JP Morgan Securities LLC (Dated 9/30/24, Repurchase Value $56,008,000, collateralized by U.S. Treasury Inflation Indexed Note 0.125%, 10/15/24, and U.S. Treasury Note/Bond 4.000%, 2/15/34, with a value of $57,120,000)	4.870%	10/1/24	56,000	56,000
	Natixis SA (Dated 9/30/24, Repurchase Value $63,309,000, collateralized by Federal Home Loan Bank 3.000%–4.150%, 10/24/33–6/1/38, Freddie Mac 2.150%, 7/13/40, U.S. Treasury Inflation Indexed Note 0.625%–1.000%, 1/15/29–2/15/49, and U.S. Treasury Note/Bond 0.375%–5.000%, 1/31/25–5/15/53, with a value of $64,566,000)	4.880%	10/1/24	63,300	63,300
	NatWest Markets plc (Dated 9/30/24, Repurchase Value $58,608,000, collateralized by U.S. Treasury Note/Bond 1.375%–3.625%, 11/30/25–8/31/26, with a value of $59,772,000)	4.860%	10/1/24	58,600	58,600

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Nomura International plc (Dated 9/30/24, Repurchase Value $55,608,000, collateralized by U.S. Treasury Bill 0.000%, 11/21/24–3/27/25, with a value of $56,769,000)	4.880%	10/1/24	55,600	55,600
RBC Capital Markets LLC (Dated 9/30/24, Repurchase Value $44,606,000, collateralized by U.S. Treasury Note/Bond 0.750%–3.000%, 8/31/26–8/15/48, with a value of $45,492,000)	4.880%	10/1/24	44,600	44,600
Societe Generale (Dated 9/30/24, Repurchase Value $57,508,000, collateralized by U.S. Treasury Note/Bond 4.750%, 11/15/43, with a value of $58,650,000)	4.880%	10/1/24	57,500	57,500
				490,300
U.S. Government and Agency Obligations (0.3%)
United States Treasury Bill	4.742%–4.765%	12/12/24	52,383	51,915
United States Treasury Bill	4.091%–4.153%	9/4/25	90,000	86,739
				138,654
Total Temporary Cash Investments (Cost $628,890)				628,960
Total Investments (99.8%) (Cost $47,533,210)				51,821,099
Other Assets and Liabilities—Net (0.2%)				105,501
Net Assets (100%)				51,926,600
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $5,630,000 have been segregated as initial margin for open futures contracts.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of September 30, 2024.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the aggregate value was $7,202,000,000, representing 13.9% of net assets.
6	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
7	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
8	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
9	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
10	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
11	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	December 2024	(234)	(26,742)	73

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of September 30, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $47,533,209)	51,821,093
Affiliated Issuers (Cost $1)	6
Total Investments in Securities	51,821,099
Investment in Vanguard	1,427
Cash	1,897
Foreign Currency, at Value (Cost $539)	537
Receivables for Investment Securities Sold	60,415
Receivables for Accrued Income	359,629
Receivables for Capital Shares Issued	15,580
Variation Margin Receivable—Futures Contracts	950
Total Assets	52,261,534
Liabilities
Payables for Investment Securities Purchased	299,988
Payables to Investment Advisor	6,840
Payables for Capital Shares Redeemed	25,712
Payables to Vanguard	2,394
Total Liabilities	334,934
Net Assets	51,926,600
At September 30, 2024, net assets consisted of:

Paid-in Capital	46,444,909
Total Distributable Earnings (Loss)	5,481,691
Net Assets	51,926,600

Investor Shares—Net Assets
Applicable to 341,244,615 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,009,012
Net Asset Value Per Share—Investor Shares	$26.40

Admiral™ Shares—Net Assets
Applicable to 671,150,402 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	42,917,588
Net Asset Value Per Share—Admiral Shares	$63.95

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Year Ended September 30, 2024
($000)
Investment Income
Income
Dividends[1]	595,612
Interest	1,360,087
Securities Lending—Net	377
Total Income	1,956,076
Expenses
Investment Advisory Fees—Note B
Basic Fee	27,539
Performance Adjustment	1,386
The Vanguard Group—Note C
Management and Administrative—Investor Shares	14,644
Management and Administrative—Admiral Shares	39,695
Marketing and Distribution—Investor Shares	431
Marketing and Distribution—Admiral Shares	1,567
Custodian Fees	274
Auditing Fees	30
Shareholders’ Reports and Proxy Fees—Investor Shares	234
Shareholders’ Reports and Proxy Fees—Admiral Shares	406
Trustees’ Fees and Expenses	34
Other Expenses	21
Total Expenses	86,261
Expenses Paid Indirectly	(123)
Net Expenses	86,138
Net Investment Income	1,869,938
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,309,545
Futures Contracts	(465)
Forward Currency Contracts	15
Foreign Currencies	128
Realized Net Gain (Loss)	1,309,223
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	4,988,809
Futures Contracts	4,801
Foreign Currencies	402
Change in Unrealized Appreciation (Depreciation)	4,994,012
Net Increase (Decrease) in Net Assets Resulting from Operations	8,173,173
1	Dividends are net of foreign withholding taxes of $8,067,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were ($31,000), and $5,000 respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Year Ended September 30,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,869,938	1,888,156
Realized Net Gain (Loss)	1,309,223	964,745
Change in Unrealized Appreciation (Depreciation)	4,994,012	488,118
Net Increase (Decrease) in Net Assets Resulting from Operations	8,173,173	3,341,019
Distributions
Investor Shares	(457,023)	(782,872)
Admiral Shares	(2,136,319)	(3,574,046)
Total Distributions	(2,593,342)	(4,356,918)
Capital Share Transactions
Investor Shares	(1,112,470)	(827,776)
Admiral Shares	(4,088,024)	(2,089,530)
Net Increase (Decrease) from Capital Share Transactions	(5,200,494)	(2,917,306)
Total Increase (Decrease)	379,337	(3,933,205)
Net Assets
Beginning of Period	51,547,263	55,480,468
End of Period	51,926,600	51,547,263

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$23.66	$24.16	$29.31	$27.46	$27.18
Investment Operations
Net Investment Income[1]	.900	.817	.750	.724	.775
Net Realized and Unrealized Gain (Loss) on Investments	3.101	.610	(4.120)	2.306	.576
Total from Investment Operations	4.001	1.427	(3.370)	3.030	1.351
Distributions
Dividends from Net Investment Income	(.931)	(.826)	(.752)	(.714)	(.789)
Distributions from Realized Capital Gains	(.330)	(1.101)	(1.028)	(.466)	(.282)
Total Distributions	(1.261)	(1.927)	(1.780)	(1.180)	(1.071)
Net Asset Value, End of Period	$26.40	$23.66	$24.16	$29.31	$27.46
Total Return[2]	17.29%	5.79%	-12.18%	11.22%	5.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,009	$9,135	$10,138	$12,629	$12,260
Ratio of Total Expenses to Average Net Assets[3]	0.23%[4]	0.23%[4]	0.23%[4]	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.61%	3.30%	2.72%	2.51%	2.86%
Portfolio Turnover Rate[5]	59%	53%	58%	39%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
5	Includes 1%, 5%, 10%, 4%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended September 30,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.31	$58.52	$70.99	$66.51	$65.85
Investment Operations
Net Investment Income[1]	2.222	2.022	1.865	1.801	1.923
Net Realized and Unrealized Gain (Loss) on Investments	7.515	1.480	(9.975)	5.585	1.379
Total from Investment Operations	9.737	3.502	(8.110)	7.386	3.302
Distributions
Dividends from Net Investment Income	(2.299)	(2.044)	(1.869)	(1.777)	(1.959)
Distributions from Realized Capital Gains	(.798)	(2.668)	(2.491)	(1.129)	(.683)
Total Distributions	(3.097)	(4.712)	(4.360)	(2.906)	(2.642)
Net Asset Value, End of Period	$63.95	$57.31	$58.52	$70.99	$66.51
Total Return[2]	17.37%	5.87%	-12.11%	11.29%	5.24%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$42,918	$42,412	$45,342	$54,153	$48,044
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.16%[4]	0.16%[4]	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.68%	3.38%	2.79%	2.57%	2.93%
Portfolio Turnover Rate[5]	59%	53%	58%	39%	53%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.00%, 0.01%, 0.01%, 0.01%, and 0.01%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
5	Includes 1%, 5%, 10%, 4%, and 7%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At September 30, 2024, counterparties had deposited in segregated accounts securities with a value of $292,000 and cash of $31,000 in connection with TBA transactions.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the

Wellesley Income Fund
prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended September 30, 2024, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.  Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended September 30, 2024, the fund’s average investment in forward currency contracts represented 0% of net assets, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open forward currency contracts at September 30, 2024.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the

Wellesley Income Fund
higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended September 30, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the year ended September 30, 2024, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net increase of $1,386,000 (less than 0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At September 30, 2024, the fund had contributed to Vanguard capital in the amount of $1,427,000, representing less than 0.01% of the fund’s net assets and 0.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended September 30, 2024, these arrangements reduced the fund’s management and administrative expenses by $67,000 and custodian fees by $56,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Wellesley Income Fund
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,535,465	—	6,535,465
Asset-Backed/Commercial Mortgage-Backed Securities	—	1,237,936	—	1,237,936
Corporate Bonds	—	22,028,775	—	22,028,775
Sovereign Bonds	—	372,456	—	372,456
Taxable Municipal Bonds	—	1,628,537	—	1,628,537
Common Stocks	18,189,624	1,199,346	—	19,388,970
Temporary Cash Investments	6	628,954	—	628,960
Total	18,189,630	33,631,469	—	51,821,099
Derivative Financial Instruments
Assets
Futures Contracts[1]	73	—	—	73
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended September 30, 2024, were:

Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	(465)	—	(465)
Forward Currency Contracts	—	15	15
Realized Net Gain (Loss) on Derivatives	(465)	15	(450)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	4,801	—	4,801
G.	Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for foreign currency transactions and distributions in connection with fund share redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	85,592
Total Distributable Earnings (Loss)	(85,592)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	213,877
Undistributed Long-Term Gains	1,016,996
Net Unrealized Gains (Losses)	4,250,818
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	5,481,691

Wellesley Income Fund
The tax character of distributions paid was as follows:
	Year Ended September 30,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,906,841	1,884,564
Long-Term Capital Gains	686,501	2,472,354
Total	2,593,342	4,356,918
*	Includes short-term capital gains, if any.
As of September 30, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	47,570,728
Gross Unrealized Appreciation	6,284,934
Gross Unrealized Depreciation	(2,034,563)
Net Unrealized Appreciation (Depreciation)	4,250,371
H.	During the year ended September 30, 2024, the fund purchased $12,790,572,000 of investment securities and sold $18,408,265,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $17,062,266,000 and $17,305,107,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended September 30, 2024, such purchases were $14,285,000 and sales were $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
I.	Capital share transactions for each class of shares were:

	Year Ended September 30,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	755,482	30,667	689,980	27,720
Issued in Lieu of Cash Distributions	423,942	16,910	732,586	29,896
Redeemed	(2,291,894)	(92,445)	(2,250,342)	(91,108)
Net Increase (Decrease)—Investor Shares	(1,112,470)	(44,868)	(827,776)	(33,492)
Admiral Shares
Issued	2,709,980	44,913	3,251,382	54,110
Issued in Lieu of Cash Distributions	1,874,919	30,864	3,175,816	53,516
Redeemed	(8,672,923)	(144,716)	(8,516,728)	(142,319)
Net Increase (Decrease)—Admiral Shares	(4,088,024)	(68,939)	(2,089,530)	(34,693)
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to September 30, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees and Shareholders of Vanguard Wellesley Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Wellesley Income Fund (the "Fund") as of September 30, 2024, the related statement of operations for the year ended September 30, 2024, the statement of changes in net assets for each of the two years in the period ended September 30, 2024, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of September 30, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended September 30, 2024 and the financial highlights for each of the five years in the period ended September 30, 2024 in conformity with accounting principles generally accepted in the United States of America.
 Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
November 20, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
For corporate shareholders, 22.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $624,910,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
The fund hereby designates for the fiscal year $176,915,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $756,996,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 70.0%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of Section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $8,960,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2023. Shareholders will be notified in January 2025 via IRS Form 1099 of the amounts for use in preparing their 2024 income tax return.
Q270 112024

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. The fund seeks long-term growth of income, a high and sustainable level of current income, and moderate long-term capital appreciation by investing in high-quality bonds and stocks. For the fixed income portion of the fund, Wellington Management uses fundamental research to invest in investment-grade debt. For the equity portion, the advisor seeks to invest in large-capitalization companies with an attractive dividend yield relative to the market, below-average valuations, and stable or improving businesses. Wellington Management has advised the fund since its inception in 1970.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: November 22, 2024

VANGUARD WELLESLEY INCOME FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: November 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.